SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENT

11. SUBSEQUENT EVENT

On February 29, 2016, the Company was informed by B. Riley & Co., LLC ("B. Riley") that it had sold 3,504,172 shares of the Company's common stock in a transaction that is matchable against B. Riley's purchase of 742,344 shares of the Company's common stock in December 2015. In accordance with Section 16(b) of the Securities Exchange Act of 1934 which provides that any profit realized by an insider on short-swing transactions must be disgorged to the Company, B. Riley paid the Company $133 for the disgorgement of profits in connection with these matchable transactions. This amount will be credited to additional paid-in capital during the quarter ending March 31, 2016.